PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS.
Prepaid insurance expense		¥ 65,753,529	¥ 62,841,073
Staff advances		9,984,229	8,884,810
Rental deposits		7,638,632	6,566,555
Prepaid gasoline and repair supplies		14,081,872	9,966,963
Receivables from disposal of vehicles		20,366,352	22,715,893
Value-added taxes deductible		166,328,043	56,202,330
Prepaid rental expenses		8,479,708	6,096,504
Net investment in direct financing leases, current portion		63,927,894	11,905,315
Others		21,284,711	10,426,290
Total	$ 58,329,213	¥ 377,844,970	¥ 195,605,733